Organization and Principal Activities (Details) - Schedule of Subsidiaries	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Solowin Holdings [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 23, 2021
Percentage of effective ownership
Place of incorporation		Cayman Islands
Principal activities		Investment holding
Solomon JFZ (Asia) Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 25, 2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation		Hong Kong
Principal activities		Securities dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 04, 2023
Percentage of effective ownership	100.00%
Place of incorporation		Hong Kong
Principal activities		Wealth management and financial planning services